Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation Expense Recognized

The table presents share-based compensation expense by statement of income line item.

(in millions)	2015	2014	2013
Cost of sales	$10	$8	$8
Selling, general and administrative expense	42	16	12
Research and development expenses	10	7	6

Total share-based compensation expense	$62	$31	$26

Stock Options Fair Value Assumptions

The weighted-average Black-Scholes assumptions used in estimating the fair value of stock options with service conditions granted in 2015 by Baxalta following the separation, along with the weighted-average grant-date fair values, were as follows:

years ended December 31 (in millions)	2015
Expected volatility	31%
Expected life (in years)	6.8
Risk-free interest rate	2.1%
Dividend yield	0.9%
Fair value per stock option	$10

The stock-options with service and market conditions granted during December 2015 were valued using a Monte Carlo model, with assumptions as follows:

years ended December 31 (in millions)	2015
Expected volatility	30%
Expected life (in years)	6.0
Risk-free interest rate	2.2%
Dividend yield	0.8%
Fair value per stock option	$6

The weighted-average Black-Scholes assumptions used in estimating the fair value of stock options granted by Baxter prior to the separation during each year, along with the weighted-average grant-date fair values, were as follows:

years ended December 31 (in millions)	2015	2014	2013
Expected volatility	20%	23%	25%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	1.7%	1.7%	0.9%
Dividend yield	3.0%	2.8%	2.6%
Fair value per stock option	$9	$11	$12

Summary of Stock Option Activity

A summary of Baxalta stock option activity held by both Baxalta and Baxter employees for the period following the separation is presented below.

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options converted on July 1, 2015 in connection with the separation	35,199	$28.95
Granted	4,937	33.16
Exercised	(1,842)	27.02
Forfeited	(518)	32.03
Expired	(66)	32.02

Outstanding at December 31, 2015	37,710	$29.55	6.6	$357,376

Vested or expected to vest as of December 31, 2015	36,621	$29.46	6.5	$350,508

Exercisable at December 31, 2015	19,562	$26.98	4.5	$235,652

Summary of Nonvested Restricted Stock Units Activity

A summary of Baxalta RSU activity held by both Baxalta and Baxter employees for the period following the separation is presented below:

(share units in thousands)	Share units	Weighted- average grant-date fair value[1]
Nonvested RSUs converted on July 1, 2015 in connection with the separation	2,955	$31.98
Granted	671	33.34
Vested	(119)	30.20
Forfeited	(117)	32.06

Nonvested RSUs at December 31, 2015	3,390	$32.30

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation

Performance Stock Units Fair Value

The following table presents the assumptions used in estimating the fair value of the market-condition PSUs, along with their grant-date fair values, during 2014 and 2013.

years ended December 31	2014	2013
Baxter volatility	20%	21%
Peer group volatility	13%-58%	13%-38%
Correlation of returns	0.23-0.66	0.37-0.62
Risk-free interest rate	0.7%	0.3%
Fair value per PSU	$57	$67

Summary of Nonvested Performance Stock Unit Activity

A summary of Baxalta PSU activity related to shares held by both Baxalta and Baxter employees for the period following the separation is presented below:

(share units in thousands)	Share units	Weighted- average grant-date fair value[1]
Nonvested PSUs converted on July 1, 2015 in connection with the separation	551	$30.17
Granted	—	—
Vested	(300)	31.49
Forfeited	(17)	30.10

Nonvested PSUs at December 31, 2015	234	$28.50

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation